Investment Portfolio	as of February 28, 2022 (Unaudited)
DWS ESG Core Equity Fund
	Shares	Value ($)

Common Stocks 99.3%
Communication Services 10.0%
Diversified Telecommunication Services 0.3%
AT&T, Inc. (a)	25,161	596,064
Entertainment 2.4%
Take-Two Interactive Software, Inc.* (a)	6,448	1,044,576
Walt Disney Co.*	26,425	3,923,056
		4,967,632
Interactive Media & Services 7.3%
Alphabet, Inc. “A”*	5,197	14,037,824
Meta Platforms, Inc. “A”*	6,458	1,362,832
		15,400,656
Consumer Discretionary 11.6%
Auto Components 0.9%
Lear Corp.	11,384	1,791,158
Automobiles 1.4%
Ford Motor Co.	48,123	845,040
Tesla, Inc.*	2,504	2,179,557
		3,024,597
Diversified Consumer Services 1.1%
Terminix Global Holdings, Inc.*	52,999	2,255,637
Hotels, Restaurants & Leisure 2.4%
Booking Holdings, Inc.*	421	914,518
Hilton Worldwide Holdings, Inc.* (a)	21,234	3,160,893
Starbucks Corp.	10,661	978,573
		5,053,984
Household Durables 0.4%
Mohawk Industries, Inc.*	5,958	838,767
Internet & Direct Marketing Retail 1.1%
Amazon.com, Inc.*	723	2,220,521
Multiline Retail 0.4%
Kohl's Corp.	14,503	806,657
Specialty Retail 1.4%
Five Below, Inc.*	5,537	905,909
Lowe's Companies, Inc.	9,404	2,078,848
		2,984,757
Textiles, Apparel & Luxury Goods 2.5%
NIKE, Inc. “B”	32,768	4,474,470
PVH Corp.	8,467	828,835
		5,303,305

Consumer Staples 5.3%
Beverages 3.5%
Keurig Dr Pepper, Inc.	28,836	1,115,088
Molson Coors Beverage Co. “B”	26,512	1,383,396
PepsiCo, Inc.	29,377	4,810,190
		7,308,674
Food & Staples Retailing 1.1%
Albertsons Cos., Inc. “A”	81,331	2,370,799
Food Products 0.7%
Campbell Soup Co. (a)	14,266	641,542
Kellogg Co.	13,590	868,945
		1,510,487
Energy 3.2%
Oil, Gas & Consumable Fuels
Chevron Corp.	8,795	1,266,480
Exxon Mobil Corp.	54,060	4,239,385
Valero Energy Corp.	14,755	1,232,190
		6,738,055
Financials 10.8%
Banks 2.6%
Bank of America Corp.	86,638	3,829,400
JPMorgan Chase & Co.	11,768	1,668,702
		5,498,102
Capital Markets 4.0%
Invesco Ltd.	45,464	965,655
KKR & Co., Inc.	32,904	1,978,189
MarketAxess Holdings, Inc.	2,322	885,680
MSCI, Inc.	2,214	1,110,742
The Goldman Sachs Group, Inc.	8,174	2,789,704
Tradeweb Markets, Inc. “A”	6,437	543,798
		8,273,768
Consumer Finance 1.6%
American Express Co.	17,278	3,361,262
Insurance 2.6%
Allstate Corp.	34,857	4,265,103
Hartford Financial Services Group, Inc.	16,465	1,143,988
		5,409,091
Health Care 13.7%
Biotechnology 5.0%
Amgen, Inc.	16,648	3,770,439
Biogen, Inc.*	9,153	1,931,374
BioMarin Pharmaceutical, Inc.*	10,305	805,027
Regeneron Pharmaceuticals, Inc.*	2,806	1,735,118
Vertex Pharmaceuticals, Inc.*	9,252	2,128,145
		10,370,103
Health Care Equipment & Supplies 1.0%
Medtronic PLC	20,220	2,122,898

Health Care Providers & Services 5.0%
Anthem, Inc.	2,998	1,354,646
Centene Corp.*	23,467	1,938,843
Cigna Corp.	19,911	4,734,438
HCA Healthcare, Inc.	9,471	2,370,686
		10,398,613
Life Sciences Tools & Services 0.3%
Adaptive Biotechnologies Corp.* (a)	44,065	635,858
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	39,055	2,681,907
Merck & Co., Inc.	16,436	1,258,669
Viatris, Inc.	104,190	1,147,132
		5,087,708
Industrials 9.2%
Aerospace & Defense 1.0%
Howmet Aerospace, Inc.	60,808	2,184,223
Air Freight & Logistics 1.8%
United Parcel Service, Inc. “B”	17,724	3,729,484
Building Products 0.5%
Owens Corning	11,823	1,101,785
Commercial Services & Supplies 1.9%
Republic Services, Inc.	33,722	4,056,082
Electrical Equipment 0.3%
Vertiv Holdings Co.	43,192	562,360
Industrial Conglomerates 1.2%
General Electric Co. (a)	26,099	2,492,716
Machinery 0.7%
Deere & Co.	4,321	1,555,646
Professional Services 0.8%
Verisk Analytics, Inc.	9,122	1,617,696
Road & Rail 1.0%
Uber Technologies, Inc.*	35,376	1,274,598
Union Pacific Corp.	3,136	771,299
		2,045,897
Information Technology 27.7%
Communications Equipment 1.2%
Cisco Systems, Inc.	45,195	2,520,525
IT Services 0.6%
MasterCard, Inc. “A”	2,155	777,567
PayPal Holdings, Inc.*	4,183	468,203
		1,245,770
Semiconductors & Semiconductor Equipment 4.1%
Enphase Energy, Inc.*	13,873	2,312,629

Intel Corp.	50,745	2,420,536
Micron Technology, Inc.	12,824	1,139,541
NVIDIA Corp.	6,874	1,676,225
QUALCOMM, Inc.	6,205	1,067,198
		8,616,129
Software 12.8%
Citrix Systems, Inc.	7,273	745,483
Microsoft Corp.	60,281	18,011,360
Oracle Corp.	32,784	2,490,601
salesforce.com, Inc.*	13,612	2,865,734
Synopsys, Inc.*	3,198	999,023
VMware, Inc. “A”	6,375	747,915
Zoom Video Communications, Inc. “A”*	5,974	792,152
		26,652,268
Technology Hardware, Storage & Peripherals 9.0%
Apple, Inc.	114,408	18,891,049
Materials 2.7%
Chemicals 2.1%
DuPont de Nemours, Inc. (a)	15,474	1,197,223
International Flavors & Fragrances, Inc.	9,488	1,261,904
Linde PLC	6,925	2,030,687
		4,489,814
Metals & Mining 0.6%
Newmont Corp. (a)	17,357	1,149,034
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	2,653	502,478
Digital Realty Trust, Inc.	16,338	2,204,323
Iron Mountain, Inc. (a)	49,132	2,416,312
VICI Properties, Inc.	37,338	1,043,970
		6,167,083
Utilities 2.2%
Multi-Utilities 0.5%
Mdu Resources Group, Inc.	36,262	970,734
Water Utilities 1.7%
American Water Works Co., Inc.	23,322	3,523,721
Total Common Stocks (Cost $158,138,825)		207,901,169

Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $1,437,257)	1,437,257	1,437,257

Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 0.06% (b) (Cost $1,428,671)	1,428,671	1,428,671

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $161,004,753)	100.7	210,767,097
Other Assets and Liabilities, Net	(0.7)	(1,493,916)
Net Assets	100.0	209,273,181
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 are as follows:
Value ($) at 11/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
4,870,073	—	3,432,816 (d)	—	—	1,093	—	1,437,257	1,437,257
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 0.06% (b)
1,034,285	7,849,305	7,454,919	—	—	190	—	1,428,671	1,428,671
5,904,358	7,849,305	10,887,735	—	—	1,283	—	2,865,928	2,865,928
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $1,475,933, which is 0.7% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $78,257.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$207,901,169	$—	$—	$207,901,169
Short-Term Investments (a)	2,865,928	—	—	2,865,928
Total	$210,767,097	$—	$—	$210,767,097
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DECEF-PH1
R-080548-1 (1/23)